Equity (Details 4) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Performance Restricted Share Units (PSUs) | IPO Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning of period (in shares)	105,000	131,000	184,000
Granted (in shares)	289,183
Forfeited (in shares)	0	(26,000)	(53,000)
End of period (in shares)	105,000	105,000	131,000
Performance Restricted Share Units (PSUs) | Grant A
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning of period (in shares)	65,000	85,000	85,000
Granted (in shares)	84,506
Forfeited (in shares)	0	(20,000)
End of period (in shares)	65,000	65,000	85,000
Performance Restricted Share Units (PSUs) | Grant B
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning of period (in shares)	260,000	297,000	0
Granted (in shares)	297,610		298,000
Forfeited (in shares)	0	(37,000)	(1,000)
End of period (in shares)	260,000	260,000	297,000
Performance Restricted Share Units (PSUs) | Grant C [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning of period (in shares)	2,785,000	0	0
Granted (in shares)	2,384,830	2,823,000
Forfeited (in shares)	(15,000)	(38,000)
End of period (in shares)	2,770,000	2,785,000	0
Performance Restricted Share Units (PSUs) | Grant D [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning of period (in shares)	0	0	0
Granted (in shares)	1,961,379
Forfeited (in shares)	(17,000)
End of period (in shares)	1,944,000	0	0
Restricted Stock Units (“RSUs”) [Member] | Grant C [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning of period (in shares)	544,000	0	0
Granted (in shares)		544,000
Vested (in shares)	(61,404)
End of period (in shares)	483,000	544,000	0
Restricted Stock Units (“RSUs”) [Member] | Matching program [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning of period (in shares)	908,000	0	0
Granted (in shares)	1,557,000	924,000
Forfeited (in shares)	(112,000)	(16,000)
End of period (in shares)	2,353,000	908,000	0